Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NOTE 9:-	NET LOSS PER SHARE

The following table presents the computation of basic and diluted net loss per share:

	Six months ended June 30,
	2026	2025
	Unaudited
Basic net loss per Ordinary Share:
Numerator:
Allocation of undistributed earnings	$(2,816,584)	$(2,388,294)
Denominator:
Weighted average number of shares	9,586,201	7,999,615
Basic loss per share	$(0.29)	$(0.30)

Diluted net loss per Ordinary Share:
Numerator:
Allocation of undistributed earnings	$(2,816,584)	$(2,388,294)

Denominator:
Number of shares used in basic calculation	9,586,201	7,999,615
Effect of dilutive securities:
Weighted average effect of dilutive securities	-	-
Denominator for diluted earnings per share	9,586,201	7,999,615
Diluted loss per share	$(0.29)	$(0.30)

The total weighted average number of shares related to outstanding options that have been excluded from the computation of diluted net loss per share due to their antidilutive effect was 5,491,843 and 6,215,425 for the six months ended June 30, 2026 and 2025, respectively.